Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

Note 14. Property, plant and equipment, net

Cost	Land and buildings	Machinery and equipment, furniture and fixtures	Projects in progress	Other 1	Total
Balance as of January 1, 2023	32,148	61,840	20,716	3,814	118,518
Additions	27	1,123	19,078	103	20,331
Disposals	(293)	(280)	-	(470)	(1,043)
Effect of foreign currency exchange rate changes	2,952	14,694	2,638	701	20,985
Transfers	3,695	17,820	(19,044)	29	2,500
Balance as of December 31, 2023	38,529	95,197	23,388	4,177	161,291
Additions	-	1,073	14,818	71	15,962
Disposals	(23)	(652)	-	(38)	(713)
Effect of foreign currency exchange differences	(2,797)	(12,763)	(1,617)	(455)	(17,632)
Reclassification between categories	5,048	18,721	(20,374)	116	3,511
Transfers to assets held for sale	-	(1,534)	-	-	(1,534)
Balance as of December 31,2024	40,757	100,042	16,215	3,871	160,885
Accumulated depreciation and impairment losses	Land and buildings	Machinery and equipment, furniture and fixtures	Projects in progress	Other 1	Total
Balance as of January 1, 2023	8,920	35,143	403	3,467	47,933
Disposals	(278)	(228)	-	(445)	(951)
Depreciation expense	859	4,750	-	172	5,781
Impairment loss	4,138	2,536	-	49	6,723
Effect of foreign currency exchange rate changes	292	7,602	104	671	8,669
Transfers	-	2,158	-	(4)	2,154
Balance as of December 31, 2023	13,931	51,961	507	3,910	70,309
Disposals	(23)	(585)	-	(37)	(645)
Depreciation expense	1,079	5,786	-	105	6,970
Effect of foreign currency exchange differences	(576)	(6,568)	(68)	(425)	(7,637)
Reclassification between categories	(3,365)	2,503		26	(836)
Transfers to assets held for sale	-	(995)	-	-	(995)
Balance as of December 31,2024	11,046	52,102	439	3,579	67,166

As of December 31, 2023
Net book value	24,598	43,236	22,881	267	90,982
As of December 31,2024
Net book value	29,711	47,940	15,776	292	93,719

[1]	‘Other’ includes computer equipment and other office furniture and equipment.

For the year ended December 31, 2024, depreciation expense was recognized as follows: $6,285 was recognized as Cost of sales (December 31, 2023: $4,557), for manufacturing costs, and $1,128 (December 31, 2023: $1,218) within Administrative expenses.

Impairment loss recognized as of December 31, 2023 in Other expenses, net, relates to the Procaps S.A. de C.V. and Biokemical S.A. de C.V. cash-generating units.

Financial Commitments.

As of year-end December 31, 2024, the Group has commitments to acquire capital expenditures for $ 1,354 (December 31, 2023: $3,878).